Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Commitments and Contingencies

	December 31,
	2016	2015
	(Dollars in millions)
Letters of credit	$2,786	$3,033
Carrying amount of the liability for letters of credit	27	27

Investments in affordable housing and historic building rehabilitation projects:
Carrying amount	1,719	1,629
Amount of future funding commitments included in carrying amount	738	654
Lending exposure	495	292
Tax credits subject to recapture	413	355

Private equity investments	362	289
Future funding commitments to private equity investments	197	231

Schedule of Pledged Assets
The following table provides the total carrying amount of pledged assets by asset type, of which the majority are pursuant to agreements that do not permit the other party to sell or repledge the collateral. Assets related to employee benefit plans have been excluded from the following table.

	December 31,
	2016	2015
	(Dollars in millions)
Pledged securities	$15,549	$14,063
Pledged loans	75,015	69,070